Cover Page	Apr. 28, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 28, 2022
Entity Registrant Name	CATERPILLAR FINANCIAL SERVICES CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-11241
Entity Tax Identification Number	37-1105865
Entity Address, Postal Zip Code	37203-0001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Medium-Term Notes, Series H,3.300% Notes Due 2024
Trading Symbol	CAT/24
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000764764
Amendment Flag	false